Income Taxes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	May 31, 2026 USD ($) $ / shares	May 31, 2026 HKD ($)	May 31, 2026 CNY (¥)	May 31, 2025 USD ($) $ / shares	May 31, 2024 USD ($) $ / shares	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2016
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit	$ 516,661			$ 375,833	$ 325,218
Income tax rate	26.80%	26.80%	26.80%
Valuation allowance	$ 248,984			263,230
Net operating loss	1,098,377
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors								10.00%
Aggregate undistributed earnings available for distribution	3,126,185			2,536,432
Unrecognized tax benefits	0			0	0
Provision for income taxes	196,111			146,294	109,690
Increase in income tax expenses	$ 15,157			$ 13,351	$ 11,149
Decrease in net income/(loss) per share—basic | $ / shares	$ 0.01			$ 0.01	$ 0.01
Decrease in net income/(loss) per share—diluted | $ / shares	$ 0.01			$ 0.01	$ 0.01
Dividends	$ 189,774			$ 98,197
Payment of taxes witheld on dividend	$ 7,342			18,592	$ 4,227
UNITED STATES | Walkite [Member]
Income Taxes [Line Items]
Effective income tax rate	21.00%	21.00%	21.00%
State income tax rate	8.80%	8.80%	8.80%
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate	19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
CANADA
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%
Income tax rate	11.50%	11.50%	11.50%
JAPAN | New Oriental Vision Overseas Japan [Member]
Income Taxes [Line Items]
Effective income tax rate	23.20%	23.20%	23.20%
Elite and Smart Shine [Member]
Income Taxes [Line Items]
Dividends	$ 133,769			$ 421,471	0
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000		¥ 100
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend						$ 5
Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Zhuhai Chongshengheli Network Technology Co., Ltd. and Tibet Tianli [Member]
Income Taxes [Line Items]
Eit preferential tax rate percentage	15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate				15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Zhiyuan And Beijing Chuangying [Member]
Income Taxes [Line Items]
Income tax rate				15.00%
Newly established software enterprise (NESE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%	12.50%
Tax holiday year	2 years	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit		$ 2					$ 2
Income tax rate	16.50%	16.50%	16.50%			8.25%	8.25%
Hong Kong [Member] | Smart Shine [Member]
Income Taxes [Line Items]
Provision for income taxes				$ 1,738
Hong Kong [Member] | Hong Kong New Oriental Vision Overseas Limited
Income Taxes [Line Items]
Provision for income taxes	$ 251			377
Hong Kong [Member] | Blingabc Limited [Member]
Income Taxes [Line Items]
Provision for income taxes	969			969
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes	0			0	$ 0
Hong Kong [Member] | Elite Concept [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 2,965			$ 2,239
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates				May 31, 2026
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates				May 31, 2031